Investments - Securities Posted as Collateral (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Securities Posted as Collateral
Mortgage loans	$ 19,391.1	$ 19,221.2	$ 19,722.4
Pledged as collateral
Securities Posted as Collateral
Fixed maturities available-for-sale and trading securities posted as collateral for a reinsurance arrangement, derivative credit support annex (collateral) agreements, Futures Commission Merchant agreements, a lending arrangement and an obligation under funding agreements with Federal Home Loan Bank of Des Moines	3,709.9	4,129.6	3,567.6
Pledged as collateral | Funding agreements with Federal Home Loan Bank
Securities Posted as Collateral
Mortgage loans	6,666.8	6,616.8	6,411.0
Pledged as collateral with right to be sold or repledged
Securities Posted as Collateral
Securities posted as collateral eligible to be sold or repledged	$ 435.9	$ 509.8	$ 503.8